Tax paid (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Tax paid
Net amounts receivable at beginning of year	R (984)	R (635)	R (1,609)
Disposal of businesses	(1)	(35)
Net interest and penalties on tax	(630)	92	245
Income tax per income statement	5,846	6,633	7,134
Reclassification to held for sale	6
Foreign exchange differences recognised in income statement	4	(52)	(8)
Translation of foreign operations	14	54	(45)
Current tax beginning balance and expenses	4,255	6,057	5,717
Net tax receivable (payable) at end of year	(309)	984	635
Tax payable	(1,039)	(2,318)	(1,903)
Tax receivable	730	3,302	2,538
Per the statement of cash flows	3,946	7,041	6,352
Dividend withholding tax		68	59
Normal tax including dividend withholding tax	3,946	7,041	6,352
South Africa
Tax paid
Normal tax	933	4,681	3,984
Foreign Countries
Tax paid
Normal tax	R 3,013	R 2,292	R 2,309